Commitments and Contingencies	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
21.	Commitments and contingencies

Operating lease commitment

Upon the adoption of ASC 842, Leases, future minimum lease payments for operating lease liabilities as of June 30, 2023 and 2024 are disclosed in Note 10.

Legal Proceedings

As of June 30, 2023, and 2024, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.